Cash and Cash Equivalents (Details)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 EUR (€)	Mar. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Mar. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash and Cash Equivalents.
Cash at banks	$ 37,588,000
Total cash and cash equivalents	$ 82,464,000	€ 82,464,000	€ 94,080,000	€ 105,580,000	€ 32,968,000	€ 38,001,000	€ 48,099,000